UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 10, 2008


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value Total:	380,831



List of Other Included Manager:

  No. 	13F File Number		Name
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
                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    20683   1299990 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    27562    877495 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     60860       466 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     12354      2811 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    27063   1251750 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     23313   1665228 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5413    102368 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     27182   1378387 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       311    357800 SH         SOLE          SOLE
FINANCIAL FEDERAL CORP.		COM   317492106     16769    731625 SH         SOLE          SOLE
HEARTLAND PAYMENT SYSTEMS, INC.	COM   42235N108      9427    368800 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     22046    874131 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       348      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     31542    453847 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     25665     73017 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      2418     91000 SH         SOLE          SOLE
POOL CORPORATION                COM   73278L105     20447    876415 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       776     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405        38     50000 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       261     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       420      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      6910    295800 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      5040    126069 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104     11595    516955 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       300      7667 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       742     25000 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      5880    500000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    14566    573690 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       900     12080 SH         SOLE          SOLE
                                                   380831